(Loss)/earnings per share (Tables)	6 Months Ended
Jun. 30, 2026
(Loss)/earnings per share
Schedule of computation of basic and dilutive profit/(loss)

	(Unaudited)	(Unaudited)
	For the six-	For the six-
	month period	month period
	ended 30	ended 30
	June 2026	June 2025
(Loss)/profit from continuing operations for the period attributable to equity holders of the Parent Company	(520,182)	432,200
Profit from discontinued operations for the period attributable to equity holders of the Parent Company	—	—

Weighted average number of ordinary shares outstanding during the period	9,964,344	9,964,344

(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations – basic (loss)/earnings per share	(0.05)	0.04
(Loss)/profit per share attributable to equity holders of the Parent Company – basic (loss)/earnings per share	(0.05)	0.04

Weighted average number of ordinary shares outstanding during the period adjusted for the effect of dilution	9,964,344	10,218,200

(Loss)/profit per share attributable to equity holders of the Parent Company from continuing operations – diluted (loss)/earnings per share	(0.05)	0.04
(Loss)/profit per share attributable to equity holders of the Parent Company – diluted (loss)/earnings per share	(0.05)	0.04